Segment Reporting and Geographic Data (Tables)	6 Months Ended
Jun. 30, 2013
Geographic Area Data Subscription Revenue and Long-lived Tangible Assets

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,		Six Months Ended June 30,
	2011	2012	2012	2013
			(unaudited)
Subscription revenue(1):
United States	$78,776	$111,386	$50,833	$70,754
United Kingdom	8,146	8,944	4,249	5,436
Ireland	4,474	3,742	1,942	1,948
All other countries	921	3,379	1,381	2,810

Total subscription revenue	$92,317	$127,451	$58,405	$80,948

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
Long-lived tangible assets(2):
United States	$21,607	$34,232	$43,371
United Kingdom	2,304	3,407	3,939
Ireland	2,937	3,493	4,511

Total long-lived tangible assets	$26,848	$41,132	$51,821

(1)	Subscription revenue represents sales to external customers based on the location of the customer.

(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.